UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	RUTABAGA CAPITAL MANAGEMENT LLC/MA
Address:	Two Oliver Street
		Boston, MA 02109

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Peter Schliemann
Title:	President
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Peter Schliemann	Boston, MA		April 18, 2001


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		59

Form 13F Information Table Value Total:		$216,128



List of Other Included Managers:			None

FORM 13F INFORMATION TABLE



       Column 1          Column 2    Column 3  Column 4 Column 5          Column 6   Column 7 Column8

                                                 VALUE   SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLAS   CUSIP   (x$1000)  PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE  SHARED  NONE

ALPHA TECHNOLOGIES GROUCommon       020781100        575   99,000sh         sole                99,000
ANDERSONS INC COM      Common       034164103      1,082  121,900sh         sole               121,900
APW LIMITED            Common                      2,184  254,500sh         sole               254,500
ARCTIC CAT INC COM     Common       039670104      9,481  692,700sh         sole               692,700
BANK OF THE OZARKS     Common       063904106      1,026   76,700sh         sole                76,700
CADMUS COMMUNICATION COCommon       127587103      1,425  134,100sh         sole               134,100
CAPITAL CORP OF WEST COCommon       140065103      1,428  103,856sh         sole               103,856
CASS COML CORP COM     Common       147741102      1,154   62,800sh         sole                62,800
CHANNELL COML CORP COM Common       159186105      1,396  183,100sh         sole               183,100
CHICAGO BRIDGE & IRON CCommon       N19808109      7,063  297,400sh         sole               297,400
COLE NATIONAL CORP A   Common       193290103      1,847  187,100sh         sole               187,100
COMPX INTERNATIONAL CL Common       20563P101     10,084  865,610sh         sole               865,610
CORRPRO COS INC COM    Common       220317101        512  310,537sh         sole               310,537
COVENANT TRANSPORT INC Common       22284P105      1,263   92,700sh         sole                92,700
DEPARTMENT 56 INC COM  Common       249509100      6,528  733,500sh         sole               733,500
DVI INC COM            Common       233343102      8,308  538,800sh         sole               538,800
EDO CORP COM           Common       281347104      1,706  113,700sh         sole               113,700
ESCO TECHNOLOGIES INC  Common       296315104      4,378  175,400sh         sole               175,400
FAB INDS INC COM       Common       302747100        937   62,900sh         sole                62,900
FEDERAL SIGNAL CORP COMCommon       313855108      6,545  335,100sh         sole               335,100
GREIF BROS CORP CL A   Common       397624107        352   12,500sh         sole                12,500
HEALTHCARE SERVICES GROCommon       421906108      1,625  220,300sh         sole               220,300
HOLLINGER INTL INC CL ACommon       435569108      7,662  535,400sh         sole               535,400
INPUT/OUTPUT INC COM   Common       457652105      7,630  816,000sh         sole               816,000
IPC HLDGS LTD ORD      Common       G4933P101      8,037  359,200sh         sole               359,200
KANEB SERVICES INC COM Common       484170105      1,389  233,400sh         sole               233,400
LANDAUER INC COM       Common       51476K103      9,939  475,800sh         sole               475,800
MAGNETEK INC COM       Common       559424106      7,313  775,500sh         sole               775,500
MALLON RESOURCES CORP  Common       561240201      1,692  203,600sh         sole               203,600
MARSH SUPERMARKETS INC Common       571783208        663   56,400sh         sole                56,400
MARTIN MARIETTA MATERIACommon       573284106      6,811  159,500sh         sole               159,500
MATRIX SVC CO COM      Common       576853105      1,202  234,600sh         sole               234,600
MERIT MEDICAL SYSTEM INCommon       589889104      1,254  202,600sh         sole               202,600
MIIX GROUP INC COM     Common       59862V104        673   84,100sh         sole                84,100
MINNTECH CORP          Common       604258103      1,403  166,000sh         sole               166,000
MISSISSIPPI CHEMICAL COCommon       605288208        851  253,200sh         sole               253,200
MUELLER PAUL CO        Common       624752101        967   35,500sh         sole                35,500
NASH FINCH CO COM      Common       631158102     11,520  663,000sh         sole               663,000
NORTHRIM BANK          Common       666764105        898   73,300sh         sole                73,300
PACIFIC CENTURY FINANCICommon       694058108      9,192  483,800sh         sole               483,800
PACKAGED ICE, INC.     Common       695148106      1,011  594,900sh         sole               594,900
PENFORD CORP COM       Common       707051108        729   82,750sh         sole                82,750
PSS WORLD MEDICAL, INC.Common       69366A100      4,5151,010,300sh         sole              1,010,300
QUAKER FABRIC CORP     Common       747399103      1,849  222,400sh         sole               222,400
SCHAWK INC CL A        Common       806373106      8,478  947,300sh         sole               947,300
SCHWEITZER-MAUDUIT COM Common       808541106      5,731  324,700sh         sole               324,700
SCITEX LTD ORD         Common       809090103      7,630  976,600sh         sole               976,600
SMART & FINAL INC.     Common       831683107      2,319  230,700sh         sole               230,700
SPHERION CORPORATION   Common       848420105      6,217  895,800sh         sole               895,800
STEIN MART INC         Common       858375108      1,151  105,200sh         sole               105,200
STERLING FINL CORP WA CCommon       859319105      1,283  101,100sh         sole               101,100
TERRA INDUSTRIES INC   Common       880915103        523  110,000sh         sole               110,000
TETRA TECHNOLOGIES DEL Common       88162F105      7,543  372,500sh         sole               372,500
TRANSPORT CORP OF AMERICommon       89385P102        247   47,000sh         sole                47,000
UCAR INTERNATIONAL INC Common       90262K109      2,388  205,900sh         sole               205,900
UNOVA INC COM          Common       91529B106      5,1311,715,900sh         sole              1,715,900
URBAN OUTFITTERS INC.  Common       917047102      2,145  200,700sh         sole               200,700
WALLACE COMPUTER SVCS CCommon       932270101      6,316  388,700sh         sole               388,700
WEST MARINE INC        Common       954235107        929  215,500sh         sole               215,500











